UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS Equity 500 Index VIP

Class A

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS Equity 500 Index VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.27%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	784,755,719
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	462,217

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	33%
Financials	14%
Consumer Discretionary	10%
Communication Services	10%
Health Care	9%
Industrials	9%
Consumer Staples	5%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	37.8% of Net Assets
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.5%
Meta Platforms, Inc.	3.0%
Broadcom, Inc.	2.4%
Berkshire Hathaway, Inc.	1.7%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

vit-equ500-TSRS-A

R-101839-2 (08/25)

DWS Equity 500 Index VIP

Class B

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS Equity 500 Index VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$33	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	784,755,719
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	462,217

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	33%
Financials	14%
Consumer Discretionary	10%
Communication Services	10%
Health Care	9%
Industrials	9%
Consumer Staples	5%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	37.8% of Net Assets
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.5%
Meta Platforms, Inc.	3.0%
Broadcom, Inc.	2.4%
Berkshire Hathaway, Inc.	1.7%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

vit-equ500-TSRS-B

R-101839-2 (08/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2025
Semiannual Financial Statements and Other Information
Deutsche DWS Investments VIT Funds
DWS Equity 500 Index VIP

Contents
3	Investment Portfolio
11	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
22	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	DWS Equity 500 Index VIP

Investment Portfolioas of June 30, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 9.7%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	106,730	3,088,766
Verizon Communications, Inc.	62,407	2,700,351
		5,789,117
Entertainment 1.8%
Electronic Arts, Inc.	3,383	540,265
Live Nation Entertainment, Inc.*	2,364	357,626
Netflix, Inc.*	6,304	8,441,875
Take-Two Interactive Software, Inc.*	2,519	611,739
TKO Group Holdings, Inc.	987	179,585
Walt Disney Co.	26,620	3,301,146
Warner Bros Discovery, Inc.*	33,204	380,518
		13,812,754
Interactive Media & Services 6.5%
Alphabet, Inc. "A"	86,165	15,184,858
Alphabet, Inc. "C"	69,560	12,339,249
Match Group, Inc.	3,798	117,320
Meta Platforms, Inc. "A"	32,157	23,734,760
		51,376,187
Media 0.5%
Charter Communications, Inc. "A"*	1,425	582,554
Comcast Corp. "A"	55,119	1,967,197
Fox Corp. "A"	3,220	180,449
Fox Corp. "B"	1,831	94,534
Interpublic Group of Companies, Inc.	5,490	134,395
News Corp. "A"	5,636	167,502
News Corp. "B"	1,647	56,509
Omnicom Group, Inc.	2,965	213,302
Paramount Global "B"	9,224	118,990
		3,515,432
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	7,055	1,680,924
Consumer Discretionary 10.3%
Automobile Components 0.0%
Aptiv PLC*	3,238	220,896
Automobiles 1.8%
Ford Motor Co.	57,438	623,202
General Motors Co.	14,261	701,784
Tesla, Inc.*	41,509	13,185,749
		14,510,735
	Shares	Value ($)
Broadline Retail 4.0%
Amazon.com, Inc.*	139,940	30,701,437
eBay, Inc.	6,859	510,721
		31,212,158
Distributors 0.1%
Genuine Parts Co.	2,051	248,807
LKQ Corp.	3,717	137,566
Pool Corp.	575	167,601
		553,974
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc. "A"*	6,407	847,902
Booking Holdings, Inc.	482	2,790,414
Caesars Entertainment, Inc.*	2,936	83,353
Carnival Corp.*	15,366	432,092
Chipotle Mexican Grill, Inc.*	19,932	1,119,182
Darden Restaurants, Inc.	1,724	375,780
Domino's Pizza, Inc.	506	228,004
DoorDash, Inc. "A"*	5,084	1,253,257
Expedia Group, Inc.	1,800	303,624
Hilton Worldwide Holdings, Inc.	3,526	939,115
Las Vegas Sands Corp.	4,997	217,419
Marriott International, Inc. "A"	3,371	920,991
McDonald's Corp.	10,595	3,095,541
MGM Resorts International*	3,117	107,194
Norwegian Cruise Line Holdings Ltd.*	6,402	129,833
Royal Caribbean Cruises Ltd.	3,696	1,157,365
Starbucks Corp.	16,900	1,548,547
Wynn Resorts Ltd.	1,329	124,487
Yum! Brands, Inc.	4,151	615,095
		16,289,195
Household Durables 0.3%
D.R. Horton, Inc.	4,075	525,349
Garmin Ltd.	2,262	472,125
Lennar Corp. "A"	3,373	373,088
Mohawk Industries, Inc.*	825	86,493
NVR, Inc.*	44	324,969
PulteGroup, Inc.	2,944	310,474
		2,092,498
Leisure Products 0.0%
Hasbro, Inc.	1,927	142,251
Specialty Retail 1.7%
AutoZone, Inc.*	247	916,921
Best Buy Co., Inc.	2,840	190,649
CarMax, Inc.*	2,288	153,776
Home Depot, Inc.	14,740	5,404,274
Lowe's Companies, Inc.	8,317	1,845,293
O'Reilly Automotive, Inc.*	12,689	1,143,660
Ross Stores, Inc.	4,857	619,656
TJX Companies, Inc.	16,556	2,044,500
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 3

	Shares	Value ($)
Tractor Supply Co.	7,967	420,419
Ulta Beauty, Inc.*	660	308,761
Williams-Sonoma, Inc.	1,831	299,130
		13,347,039
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.*	2,215	228,300
Lululemon Athletica, Inc.*	1,635	388,443
NIKE, Inc. "B"	17,385	1,235,031
Ralph Lauren Corp.	605	165,939
Tapestry, Inc.	3,065	269,138
		2,286,851
Consumer Staples 5.5%
Beverages 1.1%
Brown-Forman Corp. "B"	2,697	72,576
Coca-Cola Co.	57,305	4,054,329
Constellation Brands, Inc. "A"	2,290	372,537
Keurig Dr Pepper, Inc.	20,245	669,300
Molson Coors Beverage Co. "B"	2,573	123,735
Monster Beverage Corp.*	10,451	654,651
PepsiCo, Inc.	20,290	2,679,092
		8,626,220
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	6,571	6,504,896
Dollar General Corp.	3,206	366,702
Dollar Tree, Inc.*	2,860	283,254
Kroger Co.	9,120	654,178
Sysco Corp.	7,096	537,451
Target Corp.	6,748	665,690
Walgreens Boots Alliance, Inc.	10,830	124,328
Walmart, Inc.	63,996	6,257,529
		15,394,028
Food Products 0.6%
Archer-Daniels-Midland Co.	7,060	372,627
Bunge Global SA	2,043	164,012
Conagra Brands, Inc.	7,395	151,376
General Mills, Inc.	8,161	422,821
Hormel Foods Corp.	4,199	127,020
Kellanova	3,918	311,599
Kraft Heinz Co.	12,705	328,043
Lamb Weston Holdings, Inc.	2,070	107,329
McCormick & Co., Inc.	3,656	277,198
Mondelez International, Inc. "A"	19,224	1,296,467
The Campbell's Co.	2,862	87,720
The Hershey Co.	2,230	370,068
The J.M. Smucker Co.	1,581	155,254
Tyson Foods, Inc. "A"	4,169	233,214
		4,404,748
Household Products 1.0%
Church & Dwight Co., Inc.	3,597	345,708
Clorox Co.	1,810	217,327
	Shares	Value ($)
Colgate-Palmolive Co.	12,018	1,092,436
Kimberly-Clark Corp.	4,971	640,861
Procter & Gamble Co.	34,697	5,527,926
		7,824,258
Personal Care Products 0.1%
Estee Lauder Companies, Inc. "A"	3,522	284,578
Kenvue, Inc.	28,555	597,656
		882,234
Tobacco 0.7%
Altria Group, Inc.	24,943	1,462,408
Philip Morris International, Inc.	23,052	4,198,461
		5,660,869
Energy 2.9%
Energy Equipment & Services 0.2%
Baker Hughes Co.	14,650	561,681
Halliburton Co.	12,652	257,848
Schlumberger NV	20,219	683,402
		1,502,931
Oil, Gas & Consumable Fuels 2.7%
APA Corp.	5,377	98,345
Chevron Corp.	24,081	3,448,158
ConocoPhillips	18,683	1,676,612
Coterra Energy, Inc.	11,399	289,307
Devon Energy Corp.	9,594	305,185
Diamondback Energy, Inc.	2,750	377,850
EOG Resources, Inc.	8,069	965,133
EQT Corp.	8,780	512,050
Expand Energy Corp.	3,221	376,664
Exxon Mobil Corp.	63,851	6,883,138
Hess Corp.	4,080	565,243
Kinder Morgan, Inc.	28,437	836,048
Marathon Petroleum Corp.	4,563	757,960
Occidental Petroleum Corp.	10,557	443,500
ONEOK, Inc.	9,258	755,731
Phillips 66	6,054	722,242
Targa Resources Corp.	3,192	555,663
Texas Pacific Land Corp.	283	298,958
Valero Energy Corp.	4,645	624,381
Williams Companies, Inc.	18,059	1,134,286
		21,626,454
Financials 13.9%
Banks 3.6%
Bank of America Corp.	97,113	4,595,387
Citigroup, Inc.	27,703	2,358,079
Citizens Financial Group, Inc.	6,451	288,682
Fifth Third Bancorp.	9,816	403,732
Huntington Bancshares, Inc.	21,357	357,943
JPMorgan Chase & Co.	41,171	11,935,885
KeyCorp.	14,479	252,224
M&T Bank Corp.	2,399	465,382
The accompanying notes are an integral part of the financial statements.

4 |	DWS Equity 500 Index VIP

	Shares	Value ($)
PNC Financial Services Group, Inc.	5,842	1,089,066
Regions Financial Corp.	13,550	318,696
Truist Financial Corp.	19,239	827,085
U.S. Bancorp.	23,215	1,050,479
Wells Fargo & Co.	48,248	3,865,630
		27,808,270
Capital Markets 3.4%
Ameriprise Financial, Inc.	1,413	754,161
Bank of New York Mellon Corp.	10,637	969,137
Blackrock, Inc.	2,150	2,255,888
Blackstone, Inc.	10,778	1,612,173
Cboe Global Markets, Inc.	1,542	359,610
Charles Schwab Corp.	25,268	2,305,452
CME Group, Inc.	5,343	1,472,638
Coinbase Global, Inc. "A"*	3,121	1,093,879
FactSet Research Systems, Inc.	554	247,793
Franklin Resources, Inc.	4,481	106,872
Intercontinental Exchange, Inc.	8,518	1,562,797
Invesco Ltd.	6,718	105,943
KKR & Co., Inc.	9,974	1,326,841
MarketAxess Holdings, Inc.	571	127,527
Moody's Corp.	2,306	1,156,667
Morgan Stanley	18,323	2,580,978
MSCI, Inc.	1,143	659,214
Nasdaq, Inc.	6,038	539,918
Northern Trust Corp.	2,885	365,789
Raymond James Financial, Inc.	2,677	410,571
S&P Global, Inc.	4,655	2,454,535
State Street Corp.	4,212	447,904
T. Rowe Price Group, Inc.	3,324	320,766
The Goldman Sachs Group, Inc.	4,547	3,218,139
		26,455,192
Consumer Finance 0.6%
American Express Co.	8,202	2,616,274
Capital One Financial Corp.	9,507	2,022,709
Synchrony Financial	5,571	371,809
		5,010,792
Financial Services 4.3%
Apollo Global Management, Inc.	6,710	951,948
Berkshire Hathaway, Inc. "B"*	27,158	13,192,542
Corpay, Inc.*	1,057	350,734
Fidelity National Information Services, Inc.	7,698	626,694
Fiserv, Inc.*	8,221	1,417,382
Global Payments, Inc.	3,621	289,825
Jack Henry & Associates, Inc.	1,052	189,539
Mastercard, Inc. "A"	12,018	6,753,395
	Shares	Value ($)
PayPal Holdings, Inc.*	14,434	1,072,735
Visa, Inc. "A"	25,346	8,999,097
		33,843,891
Insurance 2.0%
Aflac, Inc.	7,207	760,050
Allstate Corp.	3,918	788,733
American International Group, Inc.	8,580	734,362
Aon PLC "A"	3,187	1,136,994
Arch Capital Group Ltd.	5,483	499,227
Arthur J. Gallagher & Co.	3,801	1,216,776
Assurant, Inc.	746	147,328
Brown & Brown, Inc.	4,151	460,221
Chubb Ltd.	5,542	1,605,628
Cincinnati Financial Corp.	2,299	342,367
Erie Indemnity Co. "A"	365	126,578
Everest Group Ltd.	641	217,844
Globe Life, Inc.	1,221	151,758
Hartford Insurance Group, Inc.	4,246	538,690
Loews Corp.	2,562	234,833
Marsh & McLennan Companies, Inc.	7,322	1,600,882
MetLife, Inc.	8,382	674,080
Principal Financial Group, Inc.	3,034	240,991
Progressive Corp.	8,677	2,315,544
Prudential Financial, Inc.	5,249	563,953
Travelers Companies, Inc.	3,342	894,119
W.R. Berkley Corp.	4,429	325,399
Willis Towers Watson PLC	1,461	447,796
		16,024,153
Health Care 9.2%
Biotechnology 1.5%
AbbVie, Inc.	26,191	4,861,573
Amgen, Inc.	7,957	2,221,674
Biogen, Inc.*	2,144	269,265
Gilead Sciences, Inc.	18,406	2,040,673
Incyte Corp.*	2,312	157,447
Moderna, Inc.*	5,108	140,930
Regeneron Pharmaceuticals, Inc.	1,545	811,125
Vertex Pharmaceuticals, Inc.*	3,799	1,691,315
		12,194,002
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	25,716	3,497,633
Align Technology, Inc.*	1,026	194,253
Baxter International, Inc.	7,493	226,888
Becton Dickinson & Co.	4,270	735,508
Boston Scientific Corp.*	21,946	2,357,220
Cooper Companies, Inc.*	2,937	208,997
Dexcom, Inc.*	5,736	500,695
Edwards Lifesciences Corp.*	8,713	681,444
GE HealthCare Technologies, Inc.	6,731	498,565
Hologic, Inc.*	3,239	211,053
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 5

	Shares	Value ($)
IDEXX Laboratories, Inc.*	1,185	635,563
Insulet Corp.*	1,022	321,092
Intuitive Surgical, Inc.*	5,303	2,881,703
Medtronic PLC	18,973	1,653,876
ResMed, Inc.	2,190	565,020
Solventum Corp.*	2,024	153,500
STERIS PLC	1,439	345,677
Stryker Corp.	5,084	2,011,383
Zimmer Biomet Holdings, Inc.	2,929	267,154
		17,947,224
Health Care Providers & Services 1.8%
Cardinal Health, Inc.	3,496	587,328
Cencora, Inc.	2,553	765,517
Centene Corp.*	7,300	396,244
Cigna Group	3,957	1,308,105
CVS Health Corp.	18,848	1,300,135
DaVita, Inc.*	611	87,037
Elevance Health, Inc.	3,346	1,301,460
HCA Healthcare, Inc.	2,581	988,781
Henry Schein, Inc.*	1,762	128,714
Humana, Inc.	1,777	434,441
Labcorp Holdings, Inc.	1,236	324,462
McKesson Corp.	1,851	1,356,376
Molina Healthcare, Inc.*	826	246,066
Quest Diagnostics, Inc.	1,619	290,821
UnitedHealth Group, Inc.	13,436	4,191,629
Universal Health Services, Inc. "B"	822	148,905
		13,856,021
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	4,246	501,070
Bio-Techne Corp.	2,311	118,901
Charles River Laboratories International, Inc.*	731	110,915
Danaher Corp.	9,449	1,866,555
IQVIA Holdings, Inc.*	2,462	387,987
Mettler-Toledo International, Inc.*	310	364,163
Revvity, Inc.	1,690	163,457
Thermo Fisher Scientific, Inc.	5,610	2,274,631
Waters Corp.*	870	303,665
West Pharmaceutical Services, Inc.	1,058	231,490
		6,322,834
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	30,110	1,393,792
Eli Lilly & Co.	11,653	9,083,863
Johnson & Johnson	35,688	5,451,342
Merck & Co., Inc.	37,248	2,948,552
Pfizer, Inc.	84,250	2,042,220
Viatris, Inc.	17,411	155,480
Zoetis, Inc.	6,604	1,029,894
		22,105,143
	Shares	Value ($)
Industrials 8.5%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.*	1,096	907,422
Boeing Co.*	11,144	2,335,002
GE Aerospace	15,799	4,066,505
General Dynamics Corp.	3,728	1,087,308
Howmet Aerospace, Inc.	5,947	1,106,915
Huntington Ingalls Industries, Inc.	570	137,632
L3Harris Technologies, Inc.	2,773	695,579
Lockheed Martin Corp.	3,090	1,431,103
Northrop Grumman Corp.	2,004	1,001,960
RTX Corp.	19,753	2,884,333
Textron, Inc.	2,650	212,769
TransDigm Group, Inc.	836	1,271,255
		17,137,783
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	1,838	176,356
Expeditors International of Washington, Inc.	2,035	232,499
FedEx Corp.	3,273	743,986
United Parcel Service, Inc. "B"	10,897	1,099,943
		2,252,784
Building Products 0.6%
A.O. Smith Corp.	1,731	113,501
Allegion PLC	1,268	182,744
Builders FirstSource, Inc.*	1,681	196,156
Carrier Global Corp.	11,763	860,934
Johnson Controls International PLC	9,726	1,027,260
Lennox International, Inc.	483	276,875
Masco Corp.	3,063	197,135
Trane Technologies PLC	3,302	1,444,328
		4,298,933
Commercial Services & Supplies 0.6%
Cintas Corp.	5,082	1,132,625
Copart, Inc.*	13,007	638,254
Republic Services, Inc.	2,981	735,144
Rollins, Inc.	4,141	233,635
Veralto Corp.	3,709	374,424
Waste Management, Inc.	5,443	1,245,467
		4,359,549
Construction & Engineering 0.1%
Quanta Services, Inc.	2,206	834,045
Electrical Equipment 0.9%
AMETEK, Inc.	3,415	617,978
Eaton Corp. PLC	5,792	2,067,686
Emerson Electric Co.	8,354	1,113,839
GE Vernova, Inc.	4,042	2,138,824
Generac Holdings, Inc.*	869	124,449
The accompanying notes are an integral part of the financial statements.

6 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Hubbell, Inc.	792	323,461
Rockwell Automation, Inc.	1,686	560,039
		6,946,276
Electronic Equipment, Instruments & Components 0.0%
Ralliant Corp.*	146	7,112
Ground Transportation 0.9%
CSX Corp.	27,593	900,360
J.B. Hunt Transport Services, Inc.	1,169	167,868
Norfolk Southern Corp.	3,369	862,363
Old Dominion Freight Line, Inc.	2,802	454,765
Uber Technologies, Inc.*	30,974	2,889,874
Union Pacific Corp.	8,816	2,028,385
		7,303,615
Industrial Conglomerates 0.4%
3M Co.	7,979	1,214,723
Honeywell International, Inc.	9,519	2,216,785
		3,431,508
Machinery 1.5%
Caterpillar, Inc.	6,966	2,704,271
Cummins, Inc.	2,029	664,497
Deere & Co.	3,739	1,901,244
Dover Corp.	2,025	371,041
Fortive Corp.	5,093	265,498
IDEX Corp.	1,114	195,585
Illinois Tool Works, Inc.	3,943	974,907
Ingersoll Rand, Inc.	5,945	494,505
Nordson Corp.	831	178,141
Otis Worldwide Corp.	5,920	586,198
PACCAR, Inc.	7,811	742,514
Parker-Hannifin Corp.	1,895	1,323,601
Pentair PLC	2,461	252,646
Snap-on, Inc.	768	238,986
Stanley Black & Decker, Inc.	2,310	156,503
Westinghouse Air Brake Technologies Corp.	2,515	526,515
Xylem, Inc.	3,619	468,154
		12,044,806
Passenger Airlines 0.1%
Delta Air Lines, Inc.	9,759	479,948
Southwest Airlines Co.	8,468	274,702
United Airlines Holdings, Inc.*	4,835	385,011
		1,139,661
Professional Services 0.6%
Automatic Data Processing, Inc.	6,020	1,856,568
Broadridge Financial Solutions, Inc.	1,729	420,199
Dayforce, Inc.*	2,491	137,976
Equifax, Inc.	1,832	475,166
Jacobs Solutions, Inc.	1,811	238,056
Leidos Holdings, Inc.	1,877	296,116
	Shares	Value ($)
Paychex, Inc.	4,702	683,953
Paycom Software, Inc.	725	167,765
Verisk Analytics, Inc.	2,066	643,559
		4,919,358
Trading Companies & Distributors 0.3%
Fastenal Co.	16,912	710,304
United Rentals, Inc.	963	725,524
W.W. Grainger, Inc.	654	680,317
		2,116,145
Information Technology 32.8%
Communications Equipment 0.9%
Arista Networks, Inc.*	15,232	1,558,386
Cisco Systems, Inc.	59,033	4,095,710
F5, Inc.*	852	250,761
Juniper Networks, Inc.	4,766	190,306
Motorola Solutions, Inc.	2,468	1,037,695
		7,132,858
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. "A"	17,944	1,771,970
CDW Corp.	1,970	351,822
Corning, Inc.	11,377	598,316
Jabil, Inc.	1,601	349,178
Keysight Technologies, Inc.*	2,579	422,595
TE Connectivity PLC	4,377	738,269
Teledyne Technologies, Inc.*	709	363,228
Trimble, Inc.*	3,456	262,587
Zebra Technologies Corp. "A"*	743	229,112
		5,087,077
IT Services 1.1%
Accenture PLC "A"	9,276	2,772,504
Akamai Technologies, Inc.*	2,219	176,987
Cognizant Technology Solutions Corp. "A"	7,287	568,605
EPAM Systems, Inc.*	811	143,401
Gartner, Inc.*	1,140	460,811
GoDaddy, Inc. "A"*	2,075	373,624
International Business Machines Corp.	13,762	4,056,762
VeriSign, Inc.	1,210	349,448
		8,902,142
Semiconductors & Semiconductor Equipment 12.6%
Advanced Micro Devices, Inc.*	24,030	3,409,857
Analog Devices, Inc.	7,327	1,743,973
Applied Materials, Inc.	12,016	2,199,769
Broadcom, Inc.	69,649	19,198,747
Enphase Energy, Inc.*	1,888	74,859
First Solar, Inc.*	1,576	260,891
Intel Corp.	64,316	1,440,678
KLA Corp.	1,960	1,755,650
Lam Research Corp.	18,965	1,846,053
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 7

	Shares	Value ($)
Microchip Technology, Inc.	8,005	563,312
Micron Technology, Inc.	16,614	2,047,675
Monolithic Power Systems, Inc.	701	512,697
NVIDIA Corp.	361,220	57,069,148
NXP Semiconductors NV	3,743	817,808
ON Semiconductor Corp.*	6,247	327,405
QUALCOMM, Inc.	16,260	2,589,568
Skyworks Solutions, Inc.	2,328	173,483
Teradyne, Inc.	2,397	215,538
Texas Instruments, Inc.	13,467	2,796,019
		99,043,130
Software 11.4%
Adobe, Inc.*	6,311	2,441,600
ANSYS, Inc.*	1,288	452,371
Autodesk, Inc.*	3,193	988,457
Cadence Design Systems, Inc.*	4,035	1,243,385
Crowdstrike Holdings, Inc. "A"*	3,696	1,882,410
Fair Isaac Corp.*	364	665,377
Fortinet, Inc.*	9,425	996,411
Gen Digital, Inc.	8,224	241,786
Intuit, Inc.	4,143	3,263,151
Microsoft Corp.	110,083	54,756,385
Oracle Corp.	24,083	5,265,266
Palantir Technologies, Inc. "A"*	31,508	4,295,171
Palo Alto Networks, Inc.*	9,802	2,005,881
PTC, Inc.*	1,767	304,525
Roper Technologies, Inc.	1,600	906,944
Salesforce, Inc.	14,207	3,874,107
ServiceNow, Inc.*	3,066	3,152,093
Synopsys, Inc.*	2,292	1,175,063
Tyler Technologies, Inc.*	628	372,303
Workday, Inc. "A"*	3,226	774,240
		89,056,926
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	221,246	45,393,042
Dell Technologies, Inc. "C"	4,449	545,447
Hewlett Packard Enterprise Co.	19,264	393,949
HP, Inc.	13,785	337,181
NetApp, Inc.	2,995	319,117
Seagate Technology Holdings PLC	3,172	457,815
Super Micro Computer, Inc.*	7,626	373,750
Western Digital Corp.	5,048	323,022
		48,143,323
Materials 1.9%
Chemicals 1.2%
Air Products & Chemicals, Inc.	3,296	929,670
Albemarle Corp.	1,852	116,065
	Shares	Value ($)
CF Industries Holdings, Inc.	2,437	224,204
Corteva, Inc.	10,142	755,883
Dow, Inc.	10,278	272,162
DuPont de Nemours, Inc.	6,157	422,309
Eastman Chemical Co.	1,667	124,458
Ecolab, Inc.	3,734	1,006,089
International Flavors & Fragrances, Inc.	3,726	274,047
Linde PLC	6,989	3,279,099
LyondellBasell Industries NV "A"	3,721	215,297
Mosaic Co.	4,733	172,660
PPG Industries, Inc.	3,316	377,195
Sherwin-Williams Co.	3,420	1,174,291
		9,343,429
Construction Materials 0.1%
Martin Marietta Materials, Inc.	899	493,515
Vulcan Materials Co.	1,970	513,815
		1,007,330
Containers & Packaging 0.2%
Amcor PLC	34,056	312,975
Avery Dennison Corp.	1,169	205,124
Ball Corp.	4,121	231,147
International Paper Co.	7,753	363,073
Packaging Corp. of America	1,311	247,058
Smurfit WestRock PLC	7,185	310,033
		1,669,410
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	21,279	922,445
Newmont Corp.	16,529	962,979
Nucor Corp.	3,392	439,400
Steel Dynamics, Inc.	2,037	260,756
		2,585,580
Real Estate 2.0%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	2,242	162,836
Healthpeak Properties, Inc.	10,288	180,143
Ventas, Inc.	6,800	429,420
Welltower, Inc.	9,252	1,422,310
		2,194,709
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	9,996	153,539
Industrial REITs 0.2%
Prologis, Inc.	13,705	1,440,670
Office REITs 0.0%
BXP, Inc.	2,083	140,540
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	4,355	610,223
CoStar Group, Inc.*	6,218	499,927
		1,110,150
The accompanying notes are an integral part of the financial statements.

8 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Residential REITs 0.2%
AvalonBay Communities, Inc.	2,084	424,094
Camden Property Trust	1,548	174,444
Equity Residential	5,030	339,475
Essex Property Trust, Inc.	950	269,230
Invitation Homes, Inc.	8,367	274,438
Mid-America Apartment Communities, Inc.	1,733	256,501
UDR, Inc.	4,532	185,041
		1,923,223
Retail REITs 0.3%
Federal Realty Investment Trust	1,084	102,969
Kimco Realty Corp.	10,107	212,449
Realty Income Corp.	13,508	778,196
Regency Centers Corp.	2,355	167,746
Simon Property Group, Inc.	4,518	726,314
		1,987,674
Specialized REITs 0.9%
American Tower Corp.	6,933	1,532,332
Crown Castle, Inc.	6,404	657,883
Digital Realty Trust, Inc.	4,678	815,516
Equinix, Inc.	1,444	1,148,659
Extra Space Storage, Inc.	3,133	461,929
Iron Mountain, Inc.	4,321	443,205
Public Storage	2,355	691,004
SBA Communications Corp.	1,609	377,858
VICI Properties, Inc.	15,609	508,853
Weyerhaeuser Co.	10,870	279,250
		6,916,489
Utilities 2.4%
Electric Utilities 1.5%
Alliant Energy Corp.	3,757	227,186
American Electric Power Co., Inc.	7,874	817,006
Constellation Energy Corp.	4,645	1,499,220
Duke Energy Corp.	11,502	1,357,236
Edison International	5,697	293,965
Entergy Corp.	6,632	551,252
Evergy, Inc.	3,517	242,427
Eversource Energy	5,392	343,039
Exelon Corp.	14,892	646,611
FirstEnergy Corp.	7,634	307,345
NextEra Energy, Inc.	30,488	2,116,477
NRG Energy, Inc.	2,897	465,200
PG&E Corp.	32,634	454,918
Pinnacle West Capital Corp.	1,760	157,467
PPL Corp.	10,951	371,129
Southern Co.	16,279	1,494,901
Xcel Energy, Inc.	8,582	584,434
		11,929,813
	Shares	Value ($)
Gas Utilities 0.1%
Atmos Energy Corp.	2,346	361,542
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	10,372	109,113
Vistra Corp.	5,013	971,570
		1,080,683
Multi-Utilities 0.6%
Ameren Corp.	4,076	391,459
CenterPoint Energy, Inc.	9,631	353,843
CMS Energy Corp.	4,442	307,742
Consolidated Edison, Inc.	5,336	535,468
Dominion Energy, Inc.	12,675	716,391
DTE Energy Co.	3,129	414,467
NiSource, Inc.	7,049	284,357
Public Service Enterprise Group, Inc.	7,481	629,750
Sempra	9,664	732,241
WEC Energy Group, Inc.	4,751	495,054
		4,860,772
Water Utilities 0.1%
American Water Works Co., Inc.	2,871	399,385
Total Common Stocks (Cost $240,689,838)		777,581,244

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.125% (a), 11/28/2025 (b) (Cost $547,417)	557,000	547,424

	Shares	Value ($)
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.37% (c) (Cost $6,990,011)	6,990,011	6,990,011

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $248,227,266)	100.0	785,118,679
Other Assets and Liabilities, Net	(0.0)	(362,960)
Net Assets	100.0	784,755,719
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 9

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (c) (d)
35,200	—	35,200 (e)	—	—	326	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.37% (c)
1,121,179	63,146,506	57,277,674	—	—	83,532	—	6,990,011	6,990,011
1,156,379	63,146,506	57,312,874	—	—	83,858	—	6,990,011	6,990,011

*	Non-income producing security.
(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	At June 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At June 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
E-Mini S&P 500 Index	USD	9/19/2025	25	7,539,789	7,817,188	277,399
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$777,581,244	$—	$—	$777,581,244
Government & Agency Obligations	—	547,424	—	547,424
Short-Term Investments	6,990,011	—	—	6,990,011
Derivatives (b)
Futures Contracts	277,399	—	—	277,399
Total	$784,848,654	$547,424	$—	$785,396,078

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

10 |	DWS Equity 500 Index VIP

Statement of
Assets and Liabilities
Statement of Operations
as of June 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $241,237,255)	$778,128,668
Investment in DWS Central Cash Management Government Fund (cost $6,990,011)	6,990,011
Cash	7,786
Receivable for investments sold	139,093
Receivable for Fund shares sold	902
Dividends receivable	392,675
Affiliated securities lending income receivable	16
Other assets	6,833
Total assets	785,665,984
Liabilities
Payable for Fund shares redeemed	581,953
Payable for variation margin on futures contracts	89,261
Accrued management fee	77,499
Accrued Trustees' fees	3,533
Other accrued expenses and payables	158,019
Total liabilities	910,265
Net assets, at value	$784,755,719
Net Assets Consist of
Distributable earnings (loss)	564,711,971
Paid-in capital	220,043,748
Net assets, at value	$784,755,719
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($710,723,776 ÷ 24,211,560 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$29.35
Class B
Net Asset Value, offering and redemption price per share ($74,031,943 ÷ 2,516,481 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$29.42
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,147)	$4,909,955
Interest	5,346
Income distributions — DWS Central Cash Management Government Fund	83,532
Affiliated securities lending income	326
Total income	4,999,159
Expenses:
Management fee	549,823
Administration fee	355,552
Services to shareholders	789
Record keeping fee (Class B)	45,797
Distribution service fees (Class B)	84,669
Custodian fee	7,929
Professional fees	36,435
Reports to shareholders	17,415
Trustees' fees and expenses	14,215
Other	29,352
Total expenses before expense reductions	1,141,976
Expense reductions	(87,960)
Total expenses after expense reductions	1,054,016
Net investment income	3,945,143
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	31,077,772
Futures	(151,507)
30,926,265
Change in net unrealized appreciation (depreciation) on:
Investments	10,490,960
Futures	332,356
10,823,316
Net gain (loss)	41,749,581
Net increase (decrease) in net assets resulting from operations	$45,694,724
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 11

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024*
Operations:
Net investment income	$3,945,143	$8,116,316
Net realized gain (loss)	30,926,265	69,614,187
Change in net unrealized appreciation (depreciation)	10,823,316	82,568,467
Net increase (decrease) in net assets resulting from operations	45,694,724	160,298,970
Distributions to shareholders:
Class A	(70,616,181)	(47,434,055)
Class B	(6,942,682)	(4,079,960)
Class B2	—	(196,986)
Total distributions	(77,558,863)	(51,711,001)
Fund share transactions:
Class A
Proceeds from shares sold	25,897,376	35,384,274
Reinvestment of distributions	70,616,181	47,434,055
Payments for shares redeemed	(48,441,448)	(121,590,281)
Net increase (decrease) in net assets from Class A share transactions	48,072,109	(38,771,952)
Class B
Proceeds from shares sold	6,721,401	13,197,077
Reinvestment of distributions	6,942,682	4,079,960
Payments for shares redeemed	(5,673,599)	(11,157,248)
Net increase (decrease) in net assets from Class B share transactions	7,990,484	6,119,789
Class B2
Proceeds from shares sold	—	67,215
Reinvestment of distributions	—	196,986
Payments for shares redeemed	—	(2,934,621)
Net increase (decrease) in net assets from Class B2 share transactions	—	(2,670,420)
Increase (decrease) in net assets	24,198,454	73,265,386
Net assets at beginning of period	760,557,265	687,291,879
Net assets at end of period	$784,755,719	$760,557,265
The accompanying notes are an integral part of the financial statements.

12 |	DWS Equity 500 Index VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
Other Information	(Unaudited)	2024*
Class A
Shares outstanding at beginning of period	22,229,078	23,392,422
Shares sold	874,663	1,220,933
Shares issued to shareholders in reinvestment of distributions	2,707,676	1,789,964
Shares redeemed	(1,599,857)	(4,174,241)
Net increase (decrease) in Class A shares	1,982,482	(1,163,344)
Shares outstanding at end of period	24,211,560	22,229,078
Class B
Shares outstanding at beginning of period	2,214,790	1,993,838
Shares sold	227,975	447,389
Shares issued to shareholders in reinvestment of distributions	265,393	153,497
Shares redeemed	(191,677)	(379,934)
Net increase (decrease) in Class B shares	301,691	220,952
Shares outstanding at end of period	2,516,481	2,214,790
Class B2
Shares outstanding at beginning of period	—	99,104
Shares sold	—	2,350
Shares issued to shareholders in reinvestment of distributions	—	7,400
Shares redeemed	—	(108,854)
Net increase (decrease) in Class B2 shares	—	(99,104)
Shares outstanding at end of period	—	—

*	Includes Class B2 for the period from January 1, 2024 to June 17, 2024 (Class B2 liquidation date).
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 13

Financial Highlights
DWS Equity 500 Index VIP — Class A
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$31.11	$26.97	$22.97	$30.22	$24.97	$23.14
Income (loss) from investment operations:
Net investment income[a]	.16	.33	.34	.33	.31	.34
Net realized and unrealized gain (loss)	1.32	5.94	5.33	(5.75)	6.55	3.23
Total from investment operations	1.48	6.27	5.67	(5.42)	6.86	3.57
Less distributions from:
Net investment income	(.35 )	(.37 )	(.35 )	(.32 )	(.41 )	(.39 )
Net realized gains	(2.89)	(1.76)	(1.32)	(1.51)	(1.20)	(1.35)
Total distributions	(3.24)	(2.13)	(1.67)	(1.83)	(1.61)	(1.74)
Net asset value, end of period	$29.35	$31.11	$26.97	$22.97	$30.22	$24.97
Total Return (%)[b]	6.07 *	24.63	26.00	(18.34)	28.40	18.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	711	692	631	544	719	607
Ratio of expenses before expense reductions (%)[c]	.28 **	.27	.27	.32	.32	.33
Ratio of expenses after expense reductions (%)[c]	.25 **	.25	.26	.26	.26	.26
Ratio of net investment income (%)	1.11 **	1.14	1.40	1.33	1.14	1.56
Portfolio turnover rate (%)	2 *	3	2	2	2	4

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

14 |	DWS Equity 500 Index VIP

DWS Equity 500 Index VIP — Class B
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$31.12	$26.97	$22.97	$30.20	$24.95	$23.12
Income (loss) from investment operations:
Net investment income[a]	.11	.22	.25	.24	.21	.26
Net realized and unrealized gain (loss)	1.33	5.95	5.32	(5.74)	6.54	3.23
Total from investment operations	1.44	6.17	5.57	(5.50)	6.75	3.49
Less distributions from:
Net investment income	(.25 )	(.26 )	(.25 )	(.22 )	(.30 )	(.31 )
Net realized gains	(2.89)	(1.76)	(1.32)	(1.51)	(1.20)	(1.35)
Total distributions	(3.14)	(2.02)	(1.57)	(1.73)	(1.50)	(1.66)
Net asset value, end of period	$29.42	$31.12	$26.97	$22.97	$30.20	$24.95
Total Return (%)[b]	5.88 *	24.16	25.49	(18.62)	27.91	17.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	74	69	54	43	55	42
Ratio of expenses before expense reductions (%)[c]	.66 **	.66	.66	.71	.71	.71
Ratio of expenses after expense reductions (%)[c]	.64 **	.64	.64	.64	.64	.64
Ratio of net investment income (%)	.73 **	.75	1.01	.95	.76	1.17
Portfolio turnover rate (%)	2 *	3	2	2	2	4

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 15

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own

16 |	DWS Equity 500 Index VIP

assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

DWS Equity 500 Index VIP	| 17

As of June 30, 2025, the Fund had no securities on loan.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $255,441,754. The net unrealized appreciation for all investments based on tax cost was $529,676,925. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $547,965,418 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $18,288,493.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, the realized tax character on distributions from certain securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2025, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

18 |	DWS Equity 500 Index VIP

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2025, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,484,000 to $7,817,000.
The following table summarizes the value of the Fund's derivative instruments held as of June 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$277,399
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$(151,507)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$332,356
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended June 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $18,159,814 and $41,620,767, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

DWS Equity 500 Index VIP	| 19

Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.150%
Next $1 billion of such net assets	.125%
Over $2 billion of such net assets	.100%
Accordingly, for the six months ended June 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets.
For the period from January 1, 2025 through April 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.25%
Class B	.64%
For the six months ended June 30, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$79,865
Class B	8,095
$87,960
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $355,552, of which $60,712 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the six months ended June 30, 2025, the Distribution Service Fee was as follows:
Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2025
Class B	$84,669	$14,623
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2025
Class A	$354	$112
Class B	73	23
	$427	$135
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $853, of which $740 is unpaid.

20 |	DWS Equity 500 Index VIP

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Ownership of the Fund
At June 30, 2025, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 52% and 15%, respectively. One Participating Insurance Company was owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 90%.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2025.

DWS Equity 500 Index VIP	| 21

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Equity 500 Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2024.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

22 |	DWS Equity 500 Index VIP

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that, effective October 1, 2022, in connection with the 2022 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

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Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
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24 |	DWS Equity 500 Index VIP

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(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/14/2025